UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

DECEMBER 31, 2007

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

                [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                         A STANDING PEGASUS IN A CIRCLE](R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(R)

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE](R)

              SERVING KENTUCKY INVESTORS FOR MORE THAN TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                            "HOW YOUR FUND IS COPING
                       WITH THE CURRENT MARKET SITUATION"

                                                                  February, 2008

Dear Fellow Shareholder:

      As you are well aware, our country has been going through a credit crunch that began last year, particularly in August, 2007. This credit situation and liquidity crisis have continued to worsen in various forms since that time which has also led to a weakening in the U.S. dollar.

      While things have continued to be quite messy in the securities market despite the actions of the Federal Reserve to lower interest rates, we feel it is important for you to know that we are doing everything possible to ensure that your investment in Churchill Tax-Free Fund of Kentucky does not have any problems.

      By design, Churchill Tax-Free Fund of Kentucky contains an overwhelming percentage of securities - 100% as of 12/31/07 - which, due to the addition of insurance bought by issuers or otherwise, are credit rated as A or higher. You should be aware, however, that when purchasing securities for the Fund's portfolio, we always look to the UNDERLYING CREDIT QUALITY of the issues. Even without insurance and other credit enhancements, your Fund's portfolio manager has confirmed that the underlying credit quality of the Fund's portfolio holdings is approximately 99.4% A-rated or higher. Additionally, the average maturity of the securities in the Fund's portfolio is intermediate in nature. Thus, with a portfolio of high quality and intermediate maturity securities, the Fund's share value has remained reasonably stable. We strongly believe that when things get tough in the securities markets, that's when a portfolio of high quality investments pays off.

      You can be assured that we will seek to continue operating the Fund and maintaining its portfolio in your best interest. As we have emphasized to you since the founding of Churchill Tax-Free Fund of Kentucky, the Trustees and management team of your Fund fully realize that it is YOUR money, invested in YOUR Fund, invested in projects throughout YOUR communities and state. Not only are YOUR investments in the Fund being handled as well as we can in terms of its portfolio construction, but your Fund is also helping to fund hundreds of vital municipal projects throughout Kentucky.

      Because it is YOUR Fund, we try to ensure that all shareholders always have the chance to know what is going on with their investment. Furthermore, we want shareholders to have the chance to ask any questions of the management team, to ease any concern they might have. Thus, to provide you with face-to-face access to your management team, we always hold IN-STATE Annual Meetings of Shareholders.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      One question asked during a recent shareholder meeting of another fund in the Aquila Group of Funds that we think you might find of interest concerned the cost of running the fund. This question gives us an opportunity to emphasize that the total expense ratio of Churchill Tax-Free Fund of Kentucky Class A Shares is 0.74% (as you will note in the enclosed Annual Report). Or, put another way, the total annual operating cost is only 0.74 of 1%. With the average expense ratio of similar type funds being 0.83%, we believe that Churchill Tax-Free Fund of Kentucky is doing a good job of controlling costs. It is also very important for us to point out that the Fund's expense ratio is NOT subsidized. When comparing expense ratios, it is important to read the fine print to see whether or not operating costs are subsidized.

      We appreciate your loyalty to Churchill Tax-Free Fund of Kentucky. We will do everything we can to merit your continued trust.

                                   Sincerely,

                                [PHOTO OMITTED]

/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

For certain investors, some dividends of your Fund may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

              SERVING KENTUCKY INVESTORS FOR MORE THAN TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      The year that ended December 31, 2007 was very challenging. 2008 is shaping up to be every bit as interesting! With the prospect of a just-announced economic stimulus package on the near horizon, investors have a full plate of significant financial developments to watch. As we begin 2008, the country is facing the real prospect of an economic slowdown - one that Federal Reserve
(Fed) Chairman Bernanke is fighting to avoid. Investor confidence in the domestic and international stock markets seems to be eroding. The financial viability of several AAA-rated municipal bond insurers is being called into question. And if that weren't enough, the Supreme Court is expected to announce its ruling on "Davis vs. the Commonwealth of Kentucky" perhaps as early as mid year (see note 11).

      In September 2007, the Fed began to lower short-term interest rates in order to keep the nation's economic growth on a positive track. The federal funds target rate has been reduced, so far, from 5.50% to 3.50% (on January 22, 2008). While the jury is still out, we are optimistic that the Fed is moving us in the right direction. Interest rates, across the spectrum, have fallen in response to the Fed's "easing" strategy, in spite of on-going inflation fears.

      From December 31, 2006 to December 31, 2007, we saw short-term rates fall dramatically - over 175 basis points on a two-year U. S. Treasury note and a 50 basis point drop for a AAA-rated 2 year municipal bond. Over the same time period, we actually saw long-term bond rates on a typical AAA-rated 30-year municipal bond rise 25 basis points, as the flight to quality continued. Demand for longer maturity higher yielding bonds has been especially strong from cash-rich foreign central banks - especially China. Inflation, a bond's greatest nemesis, began to edge up, especially when measuring energy costs. Overall, on a wholesale basis, inflation rose in 2007 by a troubling 6.3% as measured by the Producer Price Index - the largest annual increase in 26 years. This compares to a modest increase of 1.1% in 2006. The national unemployment rate remained unchanged from 2006, averaging 4.6%. However, December 2007 posted a rate of 5.0%, up from November's 4.7%, making it the largest one month jump since 2001.

      With the November 2008 presidential election looming, heated campaign rhetoric and political debates are filling the airwaves. While neither party has a clear frontrunner, the next few months should prove to be exciting. On the international front, we work to bring the ongoing war in Iraq to a satisfactory conclusion and monitor the ever-present "saber rattling" by the government of Iran and extremists across the globe. Oil prices, once again, are a major factor of how the U. S. economy will perform this year. Oil prices skyrocketed throughout most of the past year, and recently traded at an all-time record high of just over $100 a barrel.

      2007 was a mixed year for stocks. While the major indices all turned in positive investment performance for the year, that performance, for the most part, lagged the returns posted in 2006. The Dow Jones Industrial Average rose 8.9% versus 19% in 2006. Other measures of equity performance were also positive: the S & P 500 closed up 5.5% versus 16% last year; and the NASDAQ Composite Index rose 10.7%, up from 10% last year. Fixed income securities provided respectable returns. We are pleased to report that Churchill Tax-Free Fund of Kentucky Class A Shares provided its shareholders a positive total rate of return of 2.38% in 2007, outperforming 45% of our peer group of all intermediate single-state municipal bond funds.

      As we enter 2008, the Kentucky economy is in worse shape than when we began 2007 - and, frankly, worse than anyone had forecast. Tax receipts are down and unemployment - especially in manufacturing - is up. Significant belt tightening will be necessary to overcome Kentucky's projected budget imbalance. That being said, Kentucky municipal bonds continued to be in tremendous demand throughout 2007. A light new issue calendar and continued strong retail and institutional demand worked to help keep rates lower than we have seen in several years.

      The investment objective of Churchill Tax-Free Fund of Kentucky is to provide as high a level of triple tax-exempt current income as is consistent with the preservation of capital. We believe this objective continues to be successfully addressed by adhering to a discipline of solid fundamental, conservative portfolio management ideals. The Class A Share net asset value of the Fund began 2007 at $10.59 per share. It ended the year with a net asset value of $10.38 per share. The Fund continues to maintain an average credit quality of "AA", with no bonds rated less than "A". At year-end, 77.6% of the portfolio was rated "AAA". Our "laddered" maturity structure helps us manage price volatility. The Fund has an average life of approximately 14.50 years and a modified duration of approximately 6.80 years. We maintain a well-diversified portfolio of over 180 different Kentucky issues.

      We remain cautiously optimistic about the prospects for the U. S. and Kentucky economies in 2008, and will continue to strive to react appropriately to any signs of rising inflation. It is going to take continued vigilance and, if necessary, continued intervention by the Fed to keep our economy on a positive track while addressing inflation pressures and economic growth over the course of 2008. To address these concerns, we will strive to "stay the course" and manage the portfolio by seeking to take advantage of opportunities in the Kentucky marketplace that are consistent with the investment objectives of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2007 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index ("Lehman Index") and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

           [Graphic of a line chart with the following information:]

                                                                                    Lehman Brothers
                     Cost of          Fund Class A Shares  Fund Class A Shares    Quality Intermediate
                   Living Index         no sales charge     with sales charge     Municipal Bond Index
12/97                 10,000                10,000                 9,600                10,000
12/98                 10,161                10,500                10,080                10,600
12/99                 10,434                10,342                 9,929                10,631
12/00                 10,787                11,205                10,757                11,548
12/01                 10,955                11,657                11,192                12,185
12/02                 11,215                12,561                12,059                13,310
12/03                 11,426                13,189                12,662                13,927
12/04                 11,798                13,787                13,236                14,348
12/05                 12,201                14,071                13,509                14,586
12/06                 12,511                14,711                14,123                15,138
12/07                 13,021                15,042                14,441                15,876

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                         FOR PERIODS ENDED DECEMBER 31, 2007
                                                    --------------------------------------------
                                                                                         SINCE
CLASS AND INCEPTION DATE                            1 YEAR      5 YEARS    10 YEARS    INCEPTION
-------------------------------------------------   ------      -------    --------    ---------
Class A (Commenced operations on 5/21/87)
   With Sales Charge.............................   (1.70)%      2.72%       3.74%       5.73%
   Without Sales Charge..........................    2.38%       3.55%       4.17%       5.94%

Class C (Commenced operations on 4/01/96)
   With CDSC.....................................    0.60%       2.68%       3.29%       3.80%
   Without CDSC..................................    1.61%       2.68%       3.29%       3.80%

Class Y (Commenced operations on 4/01/96)
   No Sales Charge...............................    2.63%       3.71%       4.32%       4.83%

Class I (Commenced operations on 8/06/01)
   No Sales Charge...............................    2.33%       3.40%        n/a        3.98%

Lehman Index.....................................    4.88%       3.59%       4.73%       5.92% (Class A)
                                                                                         5.03% (Class C&Y)
                                                                                         3.61% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Churchill Tax-Free Fund of Kentucky:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Churchill Tax-Free Fund of Kentucky as of December 31, 2007 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2008

--------------------------------------------------------------------------------

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                             RATING
    PRINCIPAL                                                               MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (4.8%)                              S&P              VALUE
---------------   -----------------------------------------------------     ---------       -------------
                  Bowling Green, Kentucky
$       200,000   5.300%, 06/01/18 ....................................       Aa3/NR        $     209,274
                  Lexington-Fayette Urban County, Kentucky
      4,175,000   4.250%, 05/01/23 MBIA Insured .......................       Aaa/AAA           4,114,671
                  Louisville, Kentucky Unlimited Tax
      2,205,000   5.000%, 10/01/21 FGIC Insured .......................       Aaa/AAA           2,293,443
                  Louisville & Jefferson County, Kentucky
        955,000   4.200%, 11/01/22 MBIA Insured .......................       Aaa/AAA             942,499
                  Louisville & Jefferson County, Kentucky Metro
                     Government Unlimited Tax
      1,590,000   5.000%, 11/01/19 ....................................       Aa2/AA+           1,704,671
      1,825,000   5.000%, 11/01/20 ....................................       Aa2/AA+           1,948,699
                  Warren County, Kentucky Judicial Unlimited Tax
        345,000   5.100%, 09/01/17 AMBAC Insured ......................       Aaa/NR              367,722
        365,000   5.150%, 09/01/18 AMBAC Insured ......................       Aaa/NR              389,692
                                                                                            -------------
                  Total General Obligation Bonds ......................                        11,970,671
                                                                                            -------------
                  REVENUE BONDS (95.1%)

                  STATE AGENCIES (15.7%)
                  Kentucky Area Development District Financing
        500,000   5.000%, 12/01/23 LOC Wachovia Bank ..................        NR/AA              518,575
                  Kentucky Asset/Liability Commission
        500,000   4.500%, 10/01/22 FGIC Insured .......................       Aaa/AAA             510,795
                  Kentucky Asset & Liability Commission UK Project
        500,000   5.000%, 10/01/25 Series B ...........................       Aa3/AA-             524,740
        750,000   5.000%, 10/01/26 Series B ...........................       Aa3/AA-             784,688
      1,000,000   5.000%, 10/01/27 Series B ...........................       Aa3/AA-           1,043,830
                  Kentucky Infrastructure Authority
        635,000   5.250%, 06/01/12 ....................................       Aa3/A+              640,728
      2,740,000   5.250%, 06/01/14 ....................................       Aa3/A+            2,897,221
      1,235,000   5.250%, 08/01/17 ....................................        NR/AA            1,342,778
        230,000   5.000%, 06/01/21 ....................................       Aa3/A+              238,365
                  Kentucky State Property and Buildings Commission
      1,000,000   5.000%, 11/01/15 AMBAC Insured ......................       Aaa/AAA           1,077,830
      2,725,000   5.375%, 08/01/16 FSA Insured ........................       Aaa/AAA           2,909,401

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings Commission
                     (continued)
$     4,735,000   5.250%, 10/01/17 ....................................       Aa3/A+        $   4,964,363
      1,250,000   5.500%, 11/01/17 FSA Insured ........................       Aaa/AAA           1,363,513
      1,000,000   5.000%, 11/01/17 AMBAC Insured ......................       Aaa/AAA           1,068,050
      6,000,000   5.250%, 10/01/18 ....................................       Aa3/A+            6,285,060
      1,925,000   5.000%, 10/01/19 ....................................       Aa3/A+            1,992,933
      3,000,000   5.000%, 11/01/19 FSA Insured ........................       Aaa/AAA           3,159,900
      5,000,000   5.000%, 10/01/22 MBIA Insured (pre-refunded) ........       Aaa/AAA           5,438,300
                  Kentucky State Property and Buildings Commission
                     Project #88
      2,200,000   4.500%, 11/01/26 FGIC Insured .......................       Aaa/AAA           2,180,574
                                                                                            -------------
                  Total State Agencies ................................                        38,941,644
                                                                                            -------------
                  COUNTY AGENCIES (2.4%)
                  Jefferson County, Kentucky Capital Projects
      1,575,000   4.250%, 06/01/23 FSA Insured ........................       Aaa/NR            1,555,659
      4,140,000   4.375%, 06/01/28 FSA Insured ........................       Aaa/NR            4,001,434
                  Warren County, Kentucky Justice Center
        365,000   4.300%, 09/01/22 MBIA Insured .......................       Aaa/NR              365,690
                                                                                            -------------
                  Total County Agencies ...............................                         5,922,783
                                                                                            -------------
                  CITY/MUNICIPALITY OBLIGATIONS (0.3%)
                  Shelbyville, Kentucky Certificates of Participation
        625,000   5.000%, 10/01/22 ....................................        A2/NR              648,706
                                                                                            -------------
                  Total City/Municipality Obligations .................                           648,706
                                                                                            -------------
                  HOSPITALS (9.0%)
                  Jefferson County, Kentucky Health Facilities
      1,715,000   5.650%, 01/01/17 AMBAC Insured ......................       Aaa/AAA           1,735,666
      2,200,000   5.250%, 05/01/17 ....................................        NR/A             2,297,328
                  Jefferson County, Kentucky Medical Center
      2,000,000   5.500%, 05/01/22 ....................................        NR/A             2,097,380
                  Kentucky Economic Development Finance Authority
      1,000,000   5.000%, 02/01/18 FSA Insured ........................       Aaa/AAA           1,020,490

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  HOSPITALS (CONTINUED)
                  Lexington-Fayette Urban County, Kentucky
                     Public Facilities
$       500,000   4.250%, 10/01/26 MBIA Insured .......................       Aaa/NR        $     483,025
                  Louisville & Jefferson County, Kentucky
                     Medical Center
      1,000,000   5.000%, 06/01/18 ....................................        NR/A             1,051,960
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Government Health System (Norton)
      8,075,000   5.000%, 10/01/26 ....................................        NR/A-            7,910,835
      6,000,000   5.000%, 10/01/30 ....................................        NR/A-            5,702,400
                                                                                            -------------
                  Total Hospitals .....................................                        22,299,084
                                                                                            -------------
                  HOUSING (13.4%)
                  Kentucky Housing Corporation Housing Revenue
        405,000   4.350%, 01/01/15 AMT ................................       Aaa/AAA             405,482
        140,000   4.200%, 01/01/15 AMT ................................       Aaa/AAA             138,579
        250,000   4.100%, 01/01/15 AMT ................................       Aaa/AAA             247,007
        170,000   4.100%, 07/01/15 AMT ................................       Aaa/AAA             167,841
        265,000   4.650%, 01/01/16 AMT ................................       Aaa/AAA             268,352
        210,000   4.300%, 01/01/16 AMT ................................       Aaa/AAA             209,859
        150,000   4.250%, 01/01/16 AMT ................................       Aaa/AAA             147,911
        200,000   4.200%, 01/01/16 AMT ................................       Aaa/AAA             195,060
        420,000   4.650%, 07/01/16 AMT ................................       Aaa/AAA             425,313
        610,000   4.300%, 07/01/16 AMT ................................       Aaa/AAA             609,567
        550,000   4.200%, 07/01/16 AMT ................................       Aaa/AAA             537,262
        555,000   4.200%, 01/01/17 ....................................       Aaa/AAA             544,405
        100,000   5.125%, 07/01/17 ....................................       Aaa/AAA             101,244
        680,000   4.200%, 07/01/17 ....................................       Aaa/AAA             666,434
        470,000   4.800%, 01/01/18 AMT ................................       Aaa/AAA             471,908
        285,000   4.250%, 01/01/18 ....................................       Aaa/AAA             275,669
        575,000   4.800%, 07/01/18 AMT ................................       Aaa/AAA             577,335
        180,000   4.250%, 07/01/18 ....................................       Aaa/AAA             173,916
        900,000   4.800%, 07/01/20 AMT ................................       Aaa/AAA             881,784
      1,150,000   5.350%, 01/01/21 AMT ................................       Aaa/AAA           1,165,352
      6,125,000   5.450%, 07/01/22 AMT ................................       Aaa/AAA           6,254,911

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  HOUSING (CONTINUED)
                  Kentucky Housing Corporation Housing Revenue
                     (continued)
$     4,065,000   5.250%, 07/01/22 AMT ................................       Aaa/AAA       $   4,122,032
        245,000   5.200%, 07/01/22 ....................................       Aaa/AAA             247,996
        415,000   5.100%, 07/01/22 AMT ................................       Aaa/AAA             417,328
      2,570,000   4.800%, 07/01/22 AMT ................................       Aaa/AAA           2,517,443
      2,000,000   4.700%, 07/01/22 Series E AMT .......................       Aaa/AAA           1,904,600
      4,140,000   5.200%, 07/01/25 AMT ................................       Aaa/AAA           4,199,657
        275,000   5.375%, 07/01/27 ....................................       Aaa/AAA             279,892
      2,300,000   5.000%, 07/01/27 Series N AMT .......................       Aaa/AAA           2,283,003
      1,000,000   4.750%, 07/01/27 Series E AMT .......................       Aaa/AAA             938,510
        560,000   5.550%, 07/01/33 ....................................       Aaa/AAA             568,456
                  Kentucky Housing Multifamily Mortgage Revenue
      1,325,000   5.000%, 06/01/35 AMT ................................       NR/AAA            1,320,707
                                                                                            -------------
                  Total Housing .......................................                        33,264,815
                                                                                            -------------
                  SCHOOLS (33.3%)
                  Barren County, Kentucky School Building Revenue
      1,265,000   4.250%, 08/01/25 CIFG Assurance North America,
                     Inc. Insured .....................................       Aaa/NR            1,244,950
      1,670,000   4.375%, 08/01/26 CIFG Assurance North America,
                     Inc. Insured .....................................       Aaa/NR            1,660,498
                  Berea, Kentucky Educational Facilities (Berea College)
      1,000,000   4.125%, 06/01/25 ....................................       Aaa/NR              962,050
                  Boone County, Kentucky School District Finance Corp.
      1,730,000   4.125%, 08/01/22 XLCA Insured .......................       Aaa/NR            1,712,198
                  Boone County, Kentucky School District Finance Corp.
                     School Building Revenue
        140,000   4.750%, 06/01/20 FSA Insured ........................       Aaa/AAA             144,600
      1,580,000   4.500%, 08/01/23 FSA Insured ........................       Aaa/NR            1,621,807
      1,250,000   4.125%, 03/01/25 FSA Insured ........................       Aaa/NR            1,197,200
                  Boyd County, Kentucky School District Finance Corp.
      1,025,000   5.000%, 10/01/15 ....................................       Aa3/NR            1,048,749
        575,000   5.375%, 10/01/17 ....................................       Aa3/NR              589,392
                  Boyle County, Kentucky College Refunding &
                     Improvement
      1,035,000   4.500%, 06/01/22 CIFG Insured .......................       Aaa/AAA           1,051,643

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Bullitt County, Kentucky School District Finance Corp.
$       200,000   4.300%, 10/01/21 MBIA Insured .......................       Aaa/NR        $     201,036
      2,455,000   4.500%, 10/01/22 MBIA Insured .......................       Aaa/NR            2,516,547
      2,590,000   4.500%, 10/01/23 MBIA Insured .......................       Aaa/NR            2,645,737
                  Christian County, Kentucky School District
                     Finance Corp.
        820,000   4.000%, 08/01/19 XLCA Insured .......................       Aaa/NR              817,720
        855,000   4.000%, 08/01/20 XLCA Insured .......................       Aaa/NR              848,305
        905,000   4.000%, 08/01/21 XLCA Insured .......................       Aaa/NR              890,077
      1,465,000   4.000%, 08/01/22 XLCA Insured .......................       Aaa/NR            1,430,133
      1,525,000   4.125%, 08/01/23 XLCA Insured .......................       Aaa/NR            1,489,803
      1,590,000   4.125%, 08/01/24 XLCA Insured .......................       Aaa/NR            1,531,631
                  Daviess County, Kentucky School District
                     Finance Corp.
        200,000   5.000%, 06/01/24 ....................................       Aa3/NR              209,130
                  Fayette County, Kentucky School District Finance Corp.
      5,000,000   4.250%, 04/01/23 FSA Insured ........................       Aaa/AAA           5,005,900
      4,335,000   4.375%, 05/01/26 FSA Insured ........................       Aaa/AAA           4,283,630
                  Floyd County, Kentucky School Building
        680,000   4.375%, 10/01/22 ....................................       Aa3/NR              680,626
                  Floyd County, Kentucky School Finance Corporation
                     School Building
      1,320,000   4.000%, 03/01/23 XLCA Insured .......................       Aaa/NR            1,271,886
      1,855,000   4.125%, 03/01/26 XLCA Insured .......................       Aaa/NR            1,764,791
                  Fort Thomas, Kentucky Independent School District
                     Building Revenue
        610,000   4.375%, 04/01/25 ....................................       Aa3/NR              603,046
                  Fort Thomas, Kentucky Independent School District
                     Finance
        785,000   4.375%, 04/01/21 ....................................       Aa3/NR              791,720
                  Franklin County, Kentucky School District
                     Finance Corp.
        330,000   4.500%, 04/01/18 ....................................       Aa3/NR              341,784
      1,000,000   5.000%, 04/01/24 ....................................       Aa3/NR            1,044,580

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Graves County, Kentucky School Building Revenue
$     1,260,000   5.000%, 06/01/22 ....................................       Aa3/NR        $   1,323,189
      1,320,000   5.000%, 06/01/23 ....................................       Aa3/NR            1,379,004
                  Hardin County, Kentucky School District Finance Corp.
      1,475,000   4.000%, 02/01/19 AMBAC Insured ......................       Aaa/NR            1,476,770
                  Jefferson County, Kentucky School District Finance
                     Corp. School Building
        150,000   5.000%, 04/01/20 FSA Insured ........................       Aaa/AAA             156,434
      1,360,000   4.250%, 06/01/21 FSA Insured ........................       Aaa/AAA           1,372,009
                  Kenton County, Kentucky School Building Revenue
        590,000   4.250%, 10/10/22 FSA Insured ........................       Aaa/NR              588,684
                  Kenton County, Kentucky School District Finance Corp.
        445,000   4.300%, 04/01/22 CIFG Assurance North America,
                     Inc. Insured .....................................       Aaa/NR              448,974
      4,250,000   5.000%, 06/01/22 MBIA Insured .......................       Aaa/NR            4,458,590
        750,000   4.375%, 04/01/24 CIFG Assurance North America,
                     Inc. Insured .....................................       Aaa/NR              754,343
        325,000   4.400%, 04/01/26 CIFG Assurance North America,
                     Inc. Insured .....................................       Aaa/NR              326,768
                  Larue County, Kentucky School District Finance Corp.
        270,000   4.500%, 07/01/21 MBIA Insured .......................       Aaa/NR              274,577
        470,000   4.500%, 07/01/22 MBIA Insured .......................       Aaa/NR              477,628
        785,000   4.500%, 07/01/23 MBIA Insured .......................       Aaa/NR              794,396
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Transylvania University
      1,320,000   5.125%, 08/01/18 MBIA Insured .......................       Aaa/AAA           1,346,228
                  Lexington-Fayette Urban County, Kentucky
                     Government Project U.K. Library
        725,000   5.000%, 11/01/15 MBIA Insured .......................       Aaa/AAA             748,787
        300,000   5.000%, 11/01/20 MBIA Insured .......................       Aaa/AAA             309,594
                  Louisville & Jefferson County, Kentucky University
                     of Louisville
        525,000   5.000%, 06/01/20 AMBAC Insured ......................       Aaa/AAA             560,784

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Magoffin County, Kentucky School Building Revenue
$       375,000   4.250%, 08/01/23 AMBAC Insured ......................       Aaa/NR        $     373,721
                  Magoffin County, Kentucky School District
        450,000   4.250%, 08/01/25 AMBAC Insured ......................       Aaa/NR              442,868
                  Meade County, Kentucky School District
        490,000   4.250%, 09/01/26 MBIA Insured .......................       Aaa/NR              476,427
                  Murray State University Project, Kentucky General
                     Receipts Revenue
        745,000   4.500%, 09/01/23 AMBAC Insured ......................       Aaa/AAA             751,943
                  Oldham County, Kentucky School District
                     Finance Corp.
        900,000   5.000%, 05/01/19 MBIA Insured .......................       Aaa/NR              953,415
                  Pendleton County, Kentucky School District
                     Finance Corp. School Building Revenue
        730,000   4.000%, 02/01/23 MBIA Insured .......................       Aaa/NR              691,872
                  Pike County, Kentucky School Building Revenue
      1,355,000   4.375%, 10/01/26 MBIA Insured .......................       Aaa/NR            1,330,258
                  Scott County, Kentucky School District Finance Corp.
      1,115,000   4.200%, 01/01/22 AMBAC Insured ......................       Aaa/NR            1,115,000
      1,955,000   4.250%, 01/01/23 AMBAC Insured ......................       Aaa/NR            1,952,850
      1,560,000   4.300%, 01/01/24 AMBAC Insured ......................       Aaa/NR            1,547,520
                  Scott County, Kentucky School District Finance
                     Corp. School Building Revenue
      2,435,000   4.250%, 02/01/26 FSA Insured ........................       Aaa/NR            2,339,767
      1,000,000   4.250%, 02/01/27 FSA Insured ........................       Aaa/NR              955,840
                  Spencer County, Kentucky School District Finance Corp.
      1,415,000   5.000%, 07/01/19 FSA insured ........................       Aaa/NR            1,509,352
                  University of Kentucky General Receipts
        885,000   4.500%, 10/01/22 XLCA Insured .......................       Aaa/AAA             899,664
      1,545,000   4.500%, 10/01/23 XLCA Insured .......................       Aaa/AAA           1,563,849
      1,625,000   4.500%, 10/01/25 XLCA Insured .......................       Aaa/AAA           1,627,226
      1,010,000   4.500%, 10/01/26 XLCA Insured .......................       Aaa/AAA           1,007,404
                  University of Louisville, Kentucky
      1,055,000   4.000%, 09/01/25 MBIA Insured .......................       Aaa/AAA             993,610
                  Warren County, Kentucky School District Finance Corp.
        295,000   4.125%, 02/01/23 MBIA Insured .......................       Aaa/NR              288,348

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  SCHOOLS (CONTINUED)
                  Western Kentucky University Revenue General Receipts
$     2,860,000   4.200%, 09/01/25 Series A MBIA Insured ..............       Aaa/AAA       $   2,704,788
      2,980,000   4.200%, 09/01/26 Series A MBIA Insured ..............       Aaa/AAA           2,797,147
                                                                                            -------------
                  Total Schools .......................................                        82,720,797
                                                                                            -------------
                  TRANSPORTATION (5.3%)
                  Kenton County, Kentucky Airport Board
                     Airport Revenue
      1,300,000   5.000%, 03/01/23 MBIA Insured AMT ...................       Aaa/AAA           1,319,981
                  Kentucky Interlocal School Transportation Authority
        145,000   5.400%, 06/01/17 ....................................       Aa3/A+              145,995
        400,000   6.000%, 12/01/20 ....................................       Aa3/A+              403,764
        200,000   6.000%, 12/01/20 ....................................       Aa3/A+              201,882
        300,000   5.800%, 12/01/20 ....................................       Aa3/A+              302,583
        400,000   5.650%, 12/01/20 ....................................       Aa3/A+              403,288
        350,000   5.600%, 12/01/20 ....................................       Aa3/A+              352,804
                  Kentucky State Turnpike Authority Economic
                     Development & Resource Recovery Road Revenue
        200,000   5.625%, 07/01/13 FSA Insured (pre-refunded) .........       Aaa/AAA             213,968
        500,000   5.625%, 07/01/14 FSA Insured (pre-refunded) .........       Aaa/AAA             534,920
        450,000   5.250%, 07/01/15 FSA Insured (pre-refunded) .........       Aaa/AAA             476,645
      2,000,000   5.100%, 07/01/18 FSA Insured ........................       Aaa/AAA           2,090,260
                  Louisville & Jefferson County Regional Airport, Kentucky
      1,000,000   5.250%, 07/01/18 FSA Insured AMT ....................       Aaa/AAA           1,046,030
      1,370,000   5.250%, 07/01/21 FSA Insured AMT ....................       Aaa/AAA           1,420,169
      3,390,000   5.250%, 07/01/22 FSA Insured AMT ....................       Aaa/AAA           3,504,141
        275,000   5.375%, 07/01/23 FSA Insured AMT ....................       Aaa/AAA             284,009
        500,000   5.000%, 07/01/25 MBIA Insured AMT ...................       Aaa/AAA             502,670
                                                                                            -------------
                  Total Transportation ................................                        13,203,109
                                                                                            -------------
                  UTILITIES (15.7%)
                  Bardstown, Kentucky
        200,000   5.000%, 12/01/19 MBIA Insured .......................       Aaa/NR              209,350
                  Boone County, Kentucky Pollution Control Revenue
                     Dayton Power & Light
      2,000,000   4.700%, 01/01/28 FGIC Insured .......................       Aaa/AAA           2,008,760

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  UTILITIES (CONTINUED)
                  Campbell & Kenton Counties, Kentucky Sanitation
                     District Revenue
$     1,695,000   4.300%, 08/01/24 MBIA Insured .......................       Aaa/AAA       $   1,667,321
        300,000   4.300%, 08/01/27 MBIA Insured .......................       Aaa/AAA             286,593
      1,450,000   4.300%, 08/01/28 MBIA Insured .......................       Aaa/AAA           1,377,674
        805,000   4.375%, 08/01/30 MBIA Insured .......................       Aaa/AAA             765,587
        505,000   4.375%, 08/01/33 MBIA Insured .......................       Aaa/AAA             475,690
                  Kentucky Rural Water Finance Corp.
        205,000   4.250%, 08/01/19 MBIA Insured .......................       Aaa/AAA             207,495
        595,000   5.000%, 02/01/20 AMBAC Insured ......................       Aaa/AAA             622,673
        210,000   4.250%, 08/01/20 MBIA Insured .......................       Aaa/AAA             211,798
        200,000   4.375%, 08/01/22 MBIA Insured .......................       Aaa/AAA             202,206
        240,000   4.500%, 08/01/23 MBIA Insured .......................       Aaa/AAA             243,749
        200,000   4.500%, 02/01/24 MBIA Insured .......................       Aaa/AAA             201,926
        255,000   4.500%, 08/01/24 MBIA Insured .......................       Aaa/AAA             257,887
        290,000   4.500%, 08/01/27 MBIA Insured .......................       Aaa/AAA             291,015
        245,000   4.600%, 08/01/28 MBIA Insured .......................       Aaa/AAA             247,065
        315,000   4.625%, 08/01/29 MBIA Insured .......................       Aaa/AAA             317,542
                  Lexington-Fayette Urban County Government,
                     Kentucky Sewer System
      1,000,000   5.000%, 07/01/19 ....................................       Aa3/AA            1,050,340
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Sewer District
      1,000,000   5.000%, 05/15/12 FGIC Insured .......................       Aaa/AAA           1,015,580
      2,565,000   5.375%, 05/15/17 MBIA Insured .......................       Aaa/AAA           2,763,582
      2,380,000   4.250%, 05/15/20 FSA Insured ........................       Aaa/AAA           2,412,987
      2,510,000   4.250%, 05/15/21 FSA Insured ........................       Aaa/AAA           2,532,038
        400,000   5.000%, 05/15/22 FGIC Insured .......................       Aaa/AAA             406,012
                  Louisville, Kentucky Waterworks Board Water System
      1,000,000   5.250%, 11/15/16 FSA Insured ........................       Aaa/AAA           1,053,390
      2,530,000   5.250%, 11/15/18 FSA Insured ........................       Aaa/AAA           2,665,077
      6,600,000   5.250%, 11/15/22 FSA Insured ........................       Aaa/AAA           6,926,568
      2,415,000   5.250%, 11/15/24 FSA Insured ........................       Aaa/AAA           2,530,461

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   -----------------------------------------------------     ----------      -------------
                  UTILITIES (CONTINUED)
                  Northern Kentucky Water District
$       660,000   5.000%, 02/01/23 FGIC Insured .......................       Aaa/NR        $     680,064
                  Owensboro, Kentucky Electric and Power
      1,555,000   5.000%, 01/01/20 FSA Insured ........................       Aaa/AAA           1,594,404
                  Owensboro-Daviess County, Kentucky Regional
                     Water Resource Agency Wastewater Refunding &
                     Improvement Revenue
        930,000   4.375%, 01/01/27 Series A XLCA Insured ..............       NR/AAA              897,971
                  Trimble County, Kentucky Environmental Facilities
      3,000,000   4.600%, 06/01/33 AMBAC Insured ......................       Aaa/AAA           2,986,530
                                                                                            -------------
                  Total Utilities .....................................                        39,109,335
                                                                                            -------------
                     Total Revenue Bonds ..............................                       236,110,273
                                                                                            -------------
                     Total Investments (cost $246,018,952-note 4) .....        99.9%          248,080,944
                     Other assets less liabilities ....................         0.1               191,455
                                                                             ------         -------------
                     Net Assets .......................................       100.0%        $ 248,272,399
                                                                             ======         =============

                                                                  PERCENT OF
     PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)          PORTFOLIO
     ----------------------------------------------------          ---------

     Aaa of Moody's or AAA of S&P .........................          77.6%
     Aa of Moody's or AA of S&P ...........................          14.5
     A of Moody's or S&P ..................................           7.9
                                                                   ------
                                                                    100.0%
                                                                   ======

                             PORTFOLIO ABBREVIATIONS:
               -----------------------------------------------
               AMBAC - American Municipal Bond Assurance Corp.
               AMT -   Alternative Minimum Tax
               CIFG -  CDC IXIS Financial Guaranty
               FGIC -  Financial Guaranty Insurance Co.
               FSA -   Financial Security Assurance
               LOC -   Letter of Credit
               MBIA -  Municipal Bond Investors Assurance
               NR -    Not Rated
               XLCA -  XL Capital Assurance

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

ASSETS
     Investments at value (cost $246,018,952) .........................................    $248,080,944
     Interest receivable ..............................................................       3,424,280
     Receivable for Fund shares sold ..................................................          14,826
     Other assets .....................................................................          12,081
                                                                                           ------------
     Total assets .....................................................................     251,532,131
                                                                                           ------------
LIABILITIES
   Cash overdraft .....................................................................         147,974
   Payable for Fund shares redeemed ...................................................       2,728,004
   Dividends payable ..................................................................         237,543
   Management fee payable .............................................................          85,295
   Distribution and service fees payable ..............................................          29,980
   Accrued expenses ...................................................................          30,936
                                                                                           ------------
   Total liabilities ..................................................................       3,259,732
                                                                                           ------------
NET ASSETS ............................................................................    $248,272,399
                                                                                           ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $    239,150
   Additional paid-in capital .........................................................     244,754,393
   Net unrealized appreciation on investments (note 4) ................................       2,061,992
   Undistributed net investment income ................................................          28,899
   Accumulated net realized gain on investments .......................................       1,187,965
                                                                                           ------------
                                                                                           $248,272,399
                                                                                           ============
CLASS A
   Net Assets .........................................................................    $194,140,457
                                                                                           ============
   Capital shares outstanding .........................................................      18,702,178
                                                                                           ============
   Net asset value and redemption price per share .....................................    $      10.38
                                                                                           ============
   Offering price per share (100/96 of $10.38 adjusted to nearest cent) ...............    $      10.81
                                                                                           ============
CLASS C
   Net Assets .........................................................................    $  4,120,480
                                                                                           ============
   Capital shares outstanding .........................................................         397,141
                                                                                           ============
   Net asset value and offering price per share .......................................    $      10.38
                                                                                           ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $      10.38*
                                                                                           ============
CLASS I
   Net Assets .........................................................................    $  8,363,007
                                                                                           ============
   Capital shares outstanding .........................................................         806,039
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.38
                                                                                           ============
CLASS Y
   Net Assets .........................................................................    $ 41,648,455
                                                                                           ============
   Capital shares outstanding .........................................................       4,009,609
                                                                                           ============
   Net asset value, offering and redemption price per share ...........................    $      10.39
                                                                                           ============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:

     Interest income ..................................................                     $  11,811,990

Expenses:

     Management fee (note 3) ..........................................   $  1,046,917
     Distribution and service fees (note 3) ...........................        372,596
     Transfer and shareholder servicing agent fees (note 3) ...........        164,405
     Trustees' fees and expenses (note 8) .............................        118,997
     Legal fees (note 3) ..............................................         43,511
     Shareholders' reports and proxy statements .......................         41,146
     Fund accounting fees .............................................         37,171
     Custodian fees ...................................................         29,984
     Auditing and tax fees ............................................         19,001
     Insurance ........................................................         15,492
     Registration fees and dues .......................................         13,948
     Chief compliance officer (note 3) ................................          4,544
     Miscellaneous ....................................................         34,693
                                                                          ------------
     Total expenses ...................................................      1,942,405

     Expenses paid indirectly (note 6) ................................        (13,406)
                                                                          ------------
     Net expenses .....................................................                         1,928,999
                                                                                            -------------
     Net investment income ............................................                         9,882,991

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ............      1,189,986
     Change in unrealized appreciation on investments .................     (4,997,398)
                                                                          ------------
     Net realized and unrealized gain (loss) on investments ...........                        (3,807,412)
                                                                                            -------------
     Net change in net assets resulting from operations ...............                     $   6,075,579
                                                                                            =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED         YEAR ENDED
                                                             DECEMBER 31, 2007  DECEMBER 31, 2006
                                                             -----------------  -----------------
OPERATIONS:
     Net investment income ...............................     $   9,882,991      $  10,338,414
     Net realized gain (loss) from securities transactions         1,189,986          1,488,134
     Change in unrealized appreciation on investments ....        (4,997,398)        (1,028,674)
                                                               -------------      -------------
       Change in net assets from operations ..............         6,075,579         10,797,874
                                                               -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income .................................        (7,653,537)        (8,091,702)
   Net realized gain on investments ......................        (1,167,715)          (683,967)

   Class C Shares:
   Net investment income .................................          (149,329)          (182,422)
   Net realized gain on investments ......................           (24,440)           (18,381)

   Class I Shares:
   Net investment income .................................          (295,398)          (280,046)
   Net realized gain on investments ......................           (49,465)           (25,907)

   Class Y Shares:
   Net investment income .................................        (1,764,718)        (1,790,592)
   Net realized gain on investments ......................          (247,505)          (150,999)
                                                               -------------      -------------
      Change in net assets from distributions ............       (11,352,107)       (11,224,016)
                                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold .............................        50,733,976         23,546,485
   Reinvested dividends and distributions ................         4,967,956          4,954,954
   Cost of shares redeemed ...............................       (73,982,877)       (42,932,145)
                                                               -------------      -------------
   Change in net assets from capital share transactions ..       (18,280,945)       (14,430,706)
                                                               -------------      -------------

   Change in net assets ..................................       (23,557,473)       (14,856,848)

NET ASSETS:
   Beginning of period ...................................       271,829,872        286,686,720
                                                               -------------      -------------

   End of period* ........................................     $ 248,272,399      $ 271,829,872
                                                               =============      =============

   * Includes undistributed net investment income of: ....     $      28,899      $     428,272
                                                               =============      =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on June 29, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2007 the Fund decreased undistributed net investment income by $419,382, decreased undistributed net realized gain on investments by $1,018 and increased additional paid-in capital by $420,400.

g) ACCOUNTING PRONOUNCEMENT: In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration

Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2007, distribution fees on Class A Shares amounted to $305,016 of which the Distributor retained $10,936.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2007, amounted to $38,445. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2007, amounted to $12,815. The total of these payments with respect to Class C Shares amounted to $51,260 of which the Distributor retained $12,816.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than

0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2007, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $28,561 of which $16,320 related to the Plan and $12,241 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of sales commissions inuring to such intermediaries. For the year ended December 31, 2007, total commissions on sales of Class A Shares amounted to $109,346 of which the Distributor received $9,351.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2007, the Fund incurred $23,594 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and
$18,045 to its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2007, purchases of securities and proceeds from the sales of securities aggregated $49,299,922 and $65,491,502, respectively.

      At December 31, 2007 the aggregate tax cost for all securities was $245,990,053. At December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $3,916,537 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,825,646 for a net unrealized appreciation of $2,090,891.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           YEAR ENDED                          YEAR ENDED
                                        DECEMBER 31, 2007                   DECEMBER 31, 2006
                                 ------------------------------      ------------------------------
                                    SHARES            AMOUNT            SHARES            AMOUNT
                                 ------------      ------------      ------------      ------------
CLASS A SHARES:
   Proceeds from shares sold        1,253,821      $ 13,109,577         1,487,718      $ 15,671,235
   Reinvested distributions           408,743         4,254,990           412,423         4,351,152
   Cost of shares redeemed .       (2,936,397)      (30,619,982)       (3,039,963)      (32,001,358)
                                 ------------      ------------      ------------      ------------
      Net change ...........       (1,273,833)      (13,255,415)       (1,139,822)      (11,978,971)
                                 ------------      ------------      ------------      ------------
CLASS C SHARES:
   Proceeds from shares sold           81,155           852,011            42,869           453,039
   Reinvested distributions             9,963           103,674            12,141           128,026
   Cost of shares redeemed .         (231,239)       (2,412,850)         (206,398)       (2,171,663)
                                 ------------      ------------      ------------      ------------
      Net change ...........         (140,121)       (1,457,165)         (151,388)       (1,590,598)
                                 ------------      ------------      ------------      ------------
CLASS I SHARES:
   Proceeds from shares sold           51,362           540,822                --                --
   Reinvested distributions            29,887           311,248            25,480           268,623
   Cost of shares redeemed .          (32,909)         (345,172)             (690)           (7,267)
                                 ------------      ------------      ------------      ------------
      Net change ...........           48,340           506,898            24,790           261,356
                                 ------------      ------------      ------------      ------------
CLASS Y SHARES:
   Proceeds from shares sold        3,449,070        36,231,566           704,473         7,422,211
   Reinvested distributions            28,753           298,044            19,553           207,153
   Cost of shares redeemed .       (3,869,057)      (40,604,873)         (831,561)       (8,751,857)
                                 ------------      ------------      ------------      ------------
      Net change ...........         (391,234)       (4,075,263)         (107,535)       (1,122,493)
                                 ------------      ------------      ------------      ------------
Total transactions in Fund
   shares ..................       (1,756,848)     $(18,280,945)       (1,373,955)     $(14,430,706)
                                 ============      ============      ============      ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2007 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended December 31, 2007 was $88,370 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended December 31, 2007, such meeting-related expenses amounted to $30,627.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                               Year Ended December 31,
                                                 2007            2006
                                             -----------     -----------
        Net tax-exempt income                $ 9,862,982     $10,343,290
        Ordinary income                               --           1,472
        Net realized gain on investments       1,489,125         879,254
                                             -----------     -----------
                                             $11,352,107     $11,224,016
                                             ===========     ===========

      As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain          $1,187,965
      Unrealized appreciation                 2,090,891
      Undistributed tax-exempt income           238,561
                                             ----------
                                             $3,517,417
                                             ==========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11. RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The U.S. Supreme Court heard the case on November 5, 2007 and is expected to hand a decision down in 2008.

      Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           Class A
                                              -----------------------------------------------------------------
                                                                    Year Ended December 31,
                                              -----------------------------------------------------------------
                                                2007           2006          2005          2004          2003
                                              --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.59       $  10.60      $  10.74      $  10.69      $  10.66
                                              --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income ..................        0.39++         0.39+         0.39+         0.42+         0.44+
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.15)          0.03         (0.14)         0.05          0.03
                                              --------       --------      --------      --------      --------
  Total from investment operations .......        0.24           0.42          0.25          0.47          0.47
                                              --------       --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.39)         (0.40)        (0.39)        (0.42)        (0.44)
  Distributions from capital gains .......       (0.06)         (0.03)           --            --            --
                                              --------       --------      --------      --------      --------
  Total distributions ....................       (0.45)         (0.43)        (0.39)        (0.42)        (0.44)
                                              --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  10.38       $  10.59      $  10.60      $  10.74      $  10.69
                                              ========       ========      ========      ========      ========
Total return (not reflecting sales charge)        2.38%          4.02%         2.39%         4.49%         4.50%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $194,140       $211,501      $223,811      $232,927      $229,176
  Ratio of expenses to average
    net assets ...........................        0.75%          0.76%         0.77%         0.73%         0.72%
  Ratio of net investment income to
    average net assets ...................        3.77%          3.71%         3.66%         3.96%         4.14%
  Portfolio turnover rate ................       18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................        0.74%          0.76%         0.76%         0.73%         0.71%

                                                                           Class C
                                              -----------------------------------------------------------------
                                                                    Year Ended December 31,
                                              -----------------------------------------------------------------
                                                2007           2006          2005          2004          2003
                                              --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.58       $  10.59      $  10.73      $  10.69      $  10.66
                                              --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income ..................        0.31++         0.30+         0.30+         0.33+         0.35+
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.15)          0.03         (0.14)         0.04          0.03
                                              --------       --------      --------      --------      --------
  Total from investment operations .......        0.16           0.33          0.16          0.37          0.38
                                              --------       --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.30)         (0.31)        (0.30)        (0.33)        (0.35)
  Distributions from capital gains .......       (0.06)         (0.03)           --            --            --
                                              --------       --------      --------      --------      --------
  Total distributions ....................       (0.36)         (0.34)        (0.30)        (0.33)        (0.35)
                                              --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  10.38       $  10.58      $  10.59      $  10.73      $  10.69
                                              ========       ========      ========      ========      ========
Total return (not reflecting sales charge)        1.61%          3.15%         1.53%         3.51%         3.62%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $  4,120       $  5,686      $  7,296      $  8,166      $  7,197
  Ratio of expenses to average
    net assets ...........................        1.60%          1.62%         1.62%         1.58%         1.57%
  Ratio of net investment income to
    average net assets ...................        2.92%          2.87%         2.81%         3.11%         3.26%
  Portfolio turnover rate ................       18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................        1.59%          1.61%         1.61%         1.58%         1.56%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            Class I
                                              -----------------------------------------------------------------
                                                                    Year Ended December 31,
                                              -----------------------------------------------------------------
                                                2007           2006          2005          2004          2003
                                              --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.58       $  10.59      $  10.73      $  10.69      $  10.66
                                              --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income ..................        0.38++         0.38+         0.38+         0.41+         0.43+
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.14)          0.02         (0.14)         0.03          0.02
                                              --------       --------      --------      --------      --------
  Total from investment operations .......        0.24           0.40          0.24          0.44          0.45
                                              --------       --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.38)         (0.38)        (0.38)        (0.40)        (0.42)
  Distributions from capital gains .......       (0.06)         (0.03)           --            --            --
                                              --------       --------      --------      --------      --------
  Total distributions ....................       (0.44)         (0.41)        (0.38)        (0.40)        (0.42)
                                              --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  10.38       $  10.58      $  10.59      $  10.73      $  10.69
                                              ========       ========      ========      ========      ========
Total return (not reflecting sales charge)        2.33%          3.87%         2.24%         4.24%         4.33%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $  8,363       $  8,018      $  7,764      $  7,564      $  4,438
  Ratio of expenses to average
    net assets ...........................        0.89%          0.91%         0.92%         0.89%         0.88%
  Ratio of net investment income to
    average net assets ...................        3.62%          3.57%         3.52%         3.79%         3.95%
  Portfolio turnover rate ................       18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................        0.88%          0.90%         0.91%         0.89%         0.87%

                                                                           Class Y
                                              -----------------------------------------------------------------
                                                                   Year Ended December 31,
                                              -----------------------------------------------------------------
                                                2007           2006          2005          2004          2003
                                              --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.59       $  10.61      $  10.75      $  10.70      $  10.67
                                              --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income ..................        0.41++         0.41+         0.41+         0.44+         0.46+
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.14)          0.01         (0.14)         0.05          0.03
                                              --------       --------      --------      --------      --------
  Total from investment operations .......        0.27           0.42          0.27          0.49          0.49
                                              --------       --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.41)         (0.41)        (0.41)        (0.44)        (0.46)
  Distributions from capital gains .......       (0.06)         (0.03)           --            --            --
                                              --------       --------      --------      --------      --------
  Total distributions ....................       (0.47)         (0.44)        (0.41)        (0.44)        (0.46)
                                              --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  10.39       $  10.59      $  10.61      $  10.75      $  10.70
                                              ========       ========      ========      ========      ========
Total return (not reflecting sales charge)        2.63%          4.08%         2.55%         4.65%         4.65%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $ 41,648       $ 46,625      $ 47,816      $ 48,795      $ 46,313
  Ratio of expenses to average
    net assets ...........................        0.60%          0.61%         0.62%         0.58%         0.57%
  Ratio of net investment income to
    average net assets ...................        3.92%          3.86%         3.81%         4.11%         4.28%
  Portfolio turnover rate ................       18.92%         19.07%        24.87%        14.31%        17.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average
    net assets ...........................        0.59%          0.61%         0.61%         0.58%         0.56%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2007

                 ACTUAL
              TOTAL RETURN        BEGINNING          ENDING          EXPENSES
                 WITHOUT           ACCOUNT           ACCOUNT        PAID DURING
             SALES CHARGES(1)       VALUE             VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A            3.12%         $1,000.00          $1,031.20          $3.84
Class C            2.82%         $1,000.00          $1,028.20          $8.18
Class I            3.14%         $1,000.00          $1,031.40          $4.61
Class Y            3.29%         $1,000.00          $1,032.90          $3.07

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60%, 0.90% AND 0.60% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2007

              HYPOTHETICAL
               ANNUALIZED     BEGINNING          ENDING              EXPENSES
                 TOTAL         ACCOUNT           ACCOUNT           PAID DURING
                RETURN          VALUE             VALUE           THE PERIOD(1)
--------------------------------------------------------------------------------
Class A          5.00%        $1,000.00         $1,021.42             $3.82
Class C          5.00%        $1,000.00         $1,017.14             $8.13
Class I          5.00%        $1,000.00         $1,020.67             $4.58
Class Y          5.00%        $1,000.00         $1,022.18             $3.06

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60%, 0.90% AND 0.60% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(R) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the calendar year ended December 31, 2007, $9,862,982 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 86.88% of total dividends paid during calendar year 2007, were exempt-interest dividends; $1,489,125 of dividends paid by the Fund constituting 13.12% of total dividends paid during the calendar year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2008, shareholders were mailed IRS Form 1099-DIV which contains information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1) AND OFFICERS

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
INTERESTED TRUSTEE(5)

Diana P. Herrmann       Trustee since   Vice Chair and Chief Executive Officer of          12           ICI Mutual Insurance
New York, NY            1995 and        Aquila Management Corporation, Founder of the                   Company
(02/25/58)              President       Aquila Group of Funds(R)(6) and parent of
                        since 1999      Aquila Investment Management LLC, Manager,
                                        since 2004, President and Chief Operating
                                        Officer since 1997, a Director since 1984,
                                        Secretary since 1986 and previously its
                                        Executive Vice President, Senior Vice
                                        President or Vice President, 1986-1997; Chief
                                        Executive Officer and Vice Chair since 2004
                                        and President, Chief Operating Officer and
                                        Manager of the Manager since 2003; Chair, Vice
                                        Chair, President, Executive Vice President or
                                        Senior Vice President of funds in the Aquila
                                        Group of Funds(R) since 1986; Director of the
                                        Distributor since 1997; trustee, Reserve
                                        Money-Market Funds, 1999-2000 and Reserve
                                        Private Equity Series, 1998-2000; Governor,
                                        Investment Company Institute (a trade
                                        organization for the U.S. fund industry
                                        dedicated to protecting shareholder interests
                                        and educating the public about investing) and
                                        head of its Small Funds Committee since 2004;
                                        active in charitable and volunteer
                                        organizations.

NON-INTERESTED TRUSTEES

Thomas A. Christopher   Chair of the    Vice President of Robinson, Hughes &                3           None
Danville, KY            Board of        Christopher, C.P.A.s, P.S.C., since 1977;
(12/19/47)              Trustees since  President, A Good Place for Fun, Inc., a
                        2005 and        sports facility, since 1987; currently or
                        Trustee since   formerly active with various professional and
                        1992            community organizations.

Timothy J. Leach        Trustee since   UC Berkeley Haas School of Business, Executive      3           None
Orinda, CA              2007            Education Lecturer since 2006; member, Oxford
(08/28/55)                              Financial LLC Investment Policy Council since
                                        January 2007; Expert Affiliate, LECG LLC since
                                        June 2007; Regional Chief Executive Officer,
                                        US Trust Company, N.A., 2005-2006; Executive
                                        Vice President & Chief Investment Officer,
                                        U.S. Trust Company, New York, NY, 2004-2005;
                                        Executive Vice President & Chief Investment
                                        Officer, Private Asset Management Group, Wells
                                        Fargo Bank, San Francisco, CA, 1999-2003.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Theodore T. Mason       Trustee since   Executive Director, East Wind Power Partners        8           Trustee, Premier VIT.
New York, NY            1987            LTD since 1994 and Louisiana Power Partners,
(11/24/35)                              1999-2003; Treasurer, Fort Schuyler Maritime
                                        Alumni Association, Inc., successor to Alumni
                                        Association of SUNY Maritime College, since
                                        2004 (President, 2002-2003, First Vice
                                        President, 2000-2001, Second Vice President,
                                        1998-2000) and director of the same
                                        organization since 1997; Director, STCM
                                        Management Company, Inc., 1973-2004; twice
                                        national officer of Naval Reserve Association,
                                        Commanding Officer of four naval reserve units
                                        and Captain, USNR (Ret); director, The Navy
                                        League of the United States New York Council
                                        since 2002; trustee, The Maritime Industry
                                        Museum at Fort Schuyler, 2000-2004; and Fort
                                        Schuyler Maritime Foundation, Inc., successor
                                        to the Maritime College at Fort Schuyler
                                        Foundation, Inc., since 2000.

Anne J. Mills           Trustee since   President, Loring Consulting Company since          4           None
Castle Rock, CO         1987            2001; Vice President for Business Management
(12/23/38)                              and CFO, Ottawa University, since 2006, Vice
                                        President for Business Affairs, 1992-2001; IBM
                                        Corporation, 1965-1991; currently active with
                                        various charitable educational and religious
                                        organizations.

James R. Ramsey         Trustee since   President, University of Louisville since           2           Community Bank and Trust,
Louisville, KY          1987            November 2002; Professor of Economics,                          Pikeville, KY and Texas
(11/14/48)                              University of Louisville, 1999-present;                         Roadhouse Inc.
                                        Kentucky Governor's Senior Policy Advisor and
                                        State Budget Director, 1999-2002; Vice
                                        Chancellor for Finance and Administration, the
                                        University of North Carolina at Chapel Hill,
                                        1998 to 1999; previously Vice President for
                                        Finance and Administration at Western Kentucky
                                        University, State Budget Director for the
                                        Commonwealth of Kentucky, Chief State
                                        Economist and Executive Director for the
                                        Office of Financial Management and Economic
                                        Analysis for the Commonwealth of Kentucky,
                                        Adjunct Professor at the University of
                                        Kentucky, Associate Professor at Loyola
                                        University-New Orleans and Assistant Professor
                                        at Middle Tennessee State University.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
OTHER INDIVIDUALS

CHAIRMAN EMERITUS(7)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila          N/A          N/A
New York, NY            Chairman        Management Corporation, the sponsoring
(05/12/29)              Emeritus since  organization and parent of the Manager or
                        2005, Chairman  Administrator and/or Adviser or Sub-Adviser to
                        of the Board    each fund of the Aquila Group of Funds(R);
                        of Trustees,    Chairman of the Manager or Administrator
                        1987-2005       and/or Adviser or Sub-Adviser to each since
                                        2004; Founder and Chairman Emeritus of each
                                        fund in the Aquila Group of Funds(R);
                                        previously Chairman and a Trustee of each fund
                                        in the Aquila Group of Funds(R) since its
                                        establishment until 2004 or 2005; Director of
                                        the Distributor since 1981 and formerly Vice
                                        President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins
                                        School; active in university, school and
                                        charitable organizations.

OFFICERS

Charles E. Childs, III  Executive Vice  Executive Vice President of all funds in the       N/A          N/A
New York, NY            President       Aquila Group of Funds(R) and the Manager and
(04/01/57)              since 2003      the Manager's parent since 2003; formerly
                                        Senior Vice President, corporate development,
                                        Vice President, Assistant Vice President and
                                        Associate of the Manager's parent since 1987;
                                        Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila
                                        Money-Market Funds, 1988-2003.

Thomas S. Albright      Senior Vice     Senior Vice President and Portfolio Manager,       N/A          N/A
Louisville, KY          President       Churchill Tax-Free Fund of Kentucky since July
(07/26/52)              since 2000      2000; Senior Vice President, Tax-Free Fund For
                                        Utah since 2003, Vice President, 2001-2003 and
                                        co-portfolio manager since 2001; Vice
                                        President and backup portfolio manager,
                                        Tax-Free Trust of Arizona, since 2004; Vice
                                        President and Portfolio Manager, Banc One
                                        Investment Advisors, Inc., 1994-2000.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Jerry G. McGrew         Senior Vice     President of the Distributor since 1998,           N/A          N/A
New York, NY            President       Registered Principal since 1993, Senior Vice
(06/18/44)              since 1994      President, 1997-1998 and Vice President,
                                        1993-1997; Senior Vice President, Aquila Three
                                        Peaks High Income Fund, Aquila Rocky Mountain
                                        Equity Fund and five Aquila Municipal Bond
                                        Funds; Vice President, Churchill Cash Reserves
                                        Trust, 1995-2001.

Todd W. Curtis          Vice President  Senior Vice President and Portfolio Manager,       N/A          N/A
Phoenix, AZ             since 2004      Tax-Free Trust of Arizona, since August 2004;
(06/08/49)                              Vice President and backup portfolio manager,
                                        Churchill Tax-Free Fund of Kentucky, since
                                        2004; Vice President and Portfolio Manager,
                                        Banc One Investment Advisors, Inc. and its
                                        predecessors, 1981-2004.

Jason T. McGrew         Vice President  Vice President, Churchill Tax-Free Fund of         N/A          N/A
Elizabethtown, KY       since 2001      Kentucky since 2001, Assistant Vice President,
(08/14/71)                              2000-2001; Vice President, Aquila Rocky
                                        Mountain Equity Fund since 2006; Investment
                                        Broker with Raymond James Financial Services
                                        1999-2000 and with J.C. Bradford and Company
                                        1997-1999; Associate Broker at Prudential
                                        Securities 1996-1997.

Robert W. Anderson      Chief           Chief Compliance Officer of the Fund and each      N/A          N/A
New York, NY            Compliance      of the other funds in the Aquila Group of
(08/23/40)              Officer since   Funds(R), the Manager and the Distributor
                        2004 and        since 2004, Compliance Officer of the Manager
                        Assistant       or its predecessor and current parent
                        Secretary       1998-2004; Assistant Secretary of the Aquila
                        since 2000      Group of Funds(R) since 2000.

Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group of     N/A          N/A
New York, NY            Financial       Funds(R) since 2003 and Treasurer since 2000.
(11/06/56)              Officer since
                        2003 and
                        Treasurer
                        since 2000

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX(4)      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Edward M. W. Hines      Secretary       Shareholder of Butzel Long, a professional         N/A          N/A
New York, NY            since 1987      corporation, counsel to the Fund, since 2007;
(12/16/39)                              Partner of Hollyer Brady Barrett & Hines LLP,
                                        its predecessor as counsel, 1989-2007;
                                        Secretary of the Aquila Group of Funds(R).

John M. Herndon         Assistant       Assistant Secretary of the Aquila Group of         N/A          N/A
New York, NY            Secretary       Funds(R) since 1995 and Vice President of the
(12/17/39)              since 1995      three Aquila Money-Market Funds since 1990;
                                        Vice President of the Manager or its
                                        predecessor and current parent since 1990.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of         N/A          N/A
New York, NY            Treasurer       Funds(R) since 2000; Assistant Vice President
(11/02/66)              since 2000      of the Manager or its predecessor and current
                                        parent since 1998; Fund Accountant for the
                                        Aquila Group of Funds(R), 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(5) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds(R)."
(7) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, or manager, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(R) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(R) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(R) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(R) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                           AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

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

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Thomas A. Christopher, Chair
   Diana P. Herrmann
   Timothy J. Leach
   Theodore T. Mason
   Anne J. Mills
   James R. Ramsey

OFFICERS
   Diana P. Herrmann, President
   Thomas S. Albright, Senior Vice President and Portfolio Manager Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	(a) As of December 31, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal
Executive and Senior Financial Officers under Section 406 of the
Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $16,000 in 2006 and $16,000 in 2007.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2006 and 2007, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 10, 2008


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 10, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 10, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 10, 2008





CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.